Staff Costs - Summary of Staff Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Wages and salaries	$ 7,715	$ 4,807	$ 3,384
Social charges	993	443	337
Post-employment benefits expense	435	(51)	324
Share-based payments	8,856	2,237	3,268
Total staff costs	$ 17,999	$ 7,436	$ 7,313